Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Cash Flow Information	Supplemental Disclosure of Cash Flow Information

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Cash paid for interest	$13,059	$13,060	$13,094
Cash paid for income taxes (net of refunds)	$29,836	$18,558	$12,305